Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Generation	2018
Amount	$ 25,373
Year Due	2023
Charged to Income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 7,612